SCHEDULE OF LOANS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 86,160	$ 86,571
CEBA [member]
IfrsStatementLineItems [Line Items]
Total	$ 38,021	37,383
Start Date	May 19, 2020
Maturity Date	Dec. 31, 2023
Borrowings, interest rate	0.00%
Canada Emergency Business Account Loan [Member]
IfrsStatementLineItems [Line Items]
Total	$ 38,021	37,383
Start Date	Apr. 23, 2021
Maturity Date	Dec. 31, 2023
Borrowings, interest rate	0.00%
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Total	$ 10,118	$ 11,805
Start Date	Aug. 30, 2019
Maturity Date	Sep. 11, 2024
Borrowings, interest rate	6.99%